Earning (Loss) Per Share (Details) - Schedule of numerator and denominator of the basic and diluted net loss per share - Loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator (USD in thousands):
Net earnings (loss) attributable to Medigus Ltd. (in Dollars)	$ 6,794	$ (4,325)	$ (14,178)
Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted earnings (loss) per share calculation (in Shares)	460,717	133,445	78,124
Net earnings (loss) per share attributable to Medigus Ltd. (USD):
Basic	$ 0.01	$ (0.03)	$ (0.18)
Diluted	$ 0.01	$ (0.03)	$ (0.18)